SCHEDULE OF COMPONENTS OF FINANCE LEASE EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Amortization of right-of-use assets	$ 14,991	$ 15,048
Interest on lease liabilities	3,678	3,718
Total finance lease expense	$ 18,669	$ 18,766